SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Exchange rates) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Product Information [Line Items]
Revenue	$ 2,093	$ 347,665	$ 5,977	$ 544,318
White Label Solutions [Member]
Product Information [Line Items]
Revenue	30	344,799	1,844	535,020
Matchroom Miniapp Solutions [Member]
Product Information [Line Items]
Revenue	$ 2,063	$ 2,866	$ 4,133	$ 9,298